Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities:
Net income	$ 1,051,539	$ 3,397,743	$ 3,491,305
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation	28,518	25,496	10,778
Amortization of right of use assets	115,979	95,449	53,799
Allowance for expected credit loss	170,643
Share-based compensation	48,603	50,137
Unrealized gain from foreign exchange forward contract	(468,919)
Interest income from loan business	(236,556)
Unrealized gain from available-for-sale investments	8,138
Change in operating assets and liabilities:
Receivables from customers	263,840	(2,550,987)	(1,092,804)
Loans receivable from customers	3,348,289	(3,855,220)
Receivables from customers – related party	(179,562)	(1,523,259)
Receivables from broker-dealers and clearing organizations	(780,485)	(859,053)	193,103
Securities owned, at fair value	1,702,194	(1,453,660)	(812,063)
Other assets	677	140,566	(143,229)
Payable to customers	6,701,853	298,172	(6,636)
Payables to holders of structured notes	6,139,179
Payables to customers – related party		(56,215)	78,006
Accrued expenses and other liabilities	12,483	357,681	13,830
Income tax recoverable and payable	(63,692)	5,869	(149,579)
Lease liabilities	(104,277)	(104,170)	(51,589)
Net cash provided by (used in) operating activities	17,758,444	(6,031,451)	1,584,921
Cash flows from investing activities:
Purchases of fixed assets	(6,063)	(86,443)	(413,890)
Investment in equity investees	(1,747,784)	(256,420)
Payments for acquisition of net asset under common control	(500,000)
Payments of deposits for acquisition of net asset under common control		(200,000)
Loans made to third parties		(5,000,000)
Collection of loans from third parties	5,000,000
Originated loans disbursements to customers	(4,027,016)
Investment in available-for-sale investment		(1,000,000)
Net cash used in investing activities	(1,280,863)	(6,542,863)	(413,890)
Cash flows from financing activities:
Proceeds from issuance of common shares pursuant to IPO, net of issuance cost		22,650,871
Proceeds from issuance of common shares pursuant to a private placement, net of issuance cost	4,389,992
Payments for repurchase of warrants		(150,000)
Net cash provided by (used in) financing activities	4,389,992	22,500,871
Net increase in cash, cash equivalents and restricted cash	20,851,200	9,889,134	1,171,031
Cash, cash equivalents and restricted cash, beginning of year	17,845,893	7,956,759	6,835,476
Effect of exchange rates on cash, cash equivalents and restricted cash	(17,049)	(37,423)	(49,748)
Cash, cash equivalents and restricted cash, end of year	38,697,093	17,845,893	7,956,759
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	25,919,945	15,966,421	6,199,213
Restricted cash	12,777,148	1,879,472	1,757,546
Total cash, cash equivalents, and restricted cash	38,697,093	17,845,893	7,956,759
Non-cash operating, investing and financing activities
Right of use assets obtained in exchange for operating lease obligations	28,510	9,858	298,178
Accrual of repurchase of warrants		150,000
Supplemental disclosures of cash flow information:
Cash paid for interest
Cash paid for taxes, net of refunds		$ 25,652	$ 103,324